Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	4,000,000,000	4,000,000,000
Common stock, shares issued	1,733,847,494	11,832,603
Common stock, shares outstanding	1,733,847,494	11,832,603
Common stock issuable, par value	$ 0.001	$ 0.001
Common stock issuable, shares	0	25,000
Series B Convertible Preferred Stock [Member] [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	700,000	1,700,000
Preferred stock, shares outstanding	700,000	1,700,000
Preferred stock, liquidation value	$ 700	$ 1,700
Preferred stock, shares designated	1,700,000	1,700,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, shares designated	1	1
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, liquidation value per share	$ 6	$ 6
Preferred stock, shares designated	1,250,000	1,250,000
Series E Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	105,378	0
Preferred stock, shares outstanding	105,378	0
Preferred stock, liquidation value per share	$ 13.34	$ 13.34
Preferred stock, shares designated	562,250	562,250
Convertible Notes Payable [Member]
Debt put premium	$ 0	$ 385,385
Debt discount	83,548	2,210,950
Notes Payable [Member]
Debt discount	$ 0	$ 762,112